UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Amendment No. 1

to

FORM ABS-15G

ASSET-BACKED SECURITIZER REPORT PURSUANT TO
SECTION 15G OF THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒   Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2025 to December 31, 2025

Date of Report (Date of earliest event reported): February 11, 2026

Commission File Number of securitizer: 025-07738

Central Index Key Number of securitizer: 0002069485

PACIFIC RIM CAPITAL, INC.1

(Exact name of securitizer as specified in its charter)

Aron Kassa, (949) 389-0936

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) ☒

Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

1      Pacific Rim Capital, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities securitized by it and outstanding during the reporting period.

EXPLANATORY NOTE

This amendment amends the FORM ABS-15G filed on February 11, 2026 (the “Original Form ABS 15-G”) (See Accession Number: 0001104659-26-013609). The sole purpose of this amendment is to update the “Date of Report (Date of earliest event reported)” on the cover page of such Original Form ABS 15-G from February 13, 2026 to February 11, 2026.

INFORMATION TO BE INCLUDED IN THE REPORT

PART 1: REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure

No Activity to Report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Pacific Rim Capital, Inc. (Securitizer)

By:	/s/ Daniel Earl Emmons
Name: Daniel Earl Emmons
Title: Chief Financial Officer

Date: February 12, 2026